Warranty (Tables)	12 Months Ended
Dec. 31, 2019
Guarantees and Product Warranties [Abstract]
Schedule of Company's Warranty Accruals
The following is a continuity of the Company’s warranty accruals:

	2019	2018
Balance, beginning of year	$208	$255
Expense, net	142	98
Settlements	(105)	(111)
Foreign exchange and other	7	(7)
Acquisitions	—	2
Liabilities held for sale [note 3]	—	(29)

	$252	$208